Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other payables [Abstract]
Trade payables	$ 297,033	$ 276,719
Employee benefits payable	148,232	149,358
Accrual and other payables	1,811,262	1,816,095
Subtotal financial liabilities	2,256,527	2,242,172
Other taxes payable	3,098,596	3,114,370
Trade and other payables	$ 5,355,123	$ 5,356,542